Equity Investments (Tables)	6 Months Ended
Jun. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]
Below is a table of equity investment activity (in thousands):

Balance at December 31, 2020	$24,116
Gain from change in fair value of investment in Scorpio Tankers	23,405
Balance at June 30, 2021	$47,521

Dividend income from Scorpio Tankers common stock	$431